PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in Actuarial Assumptions in Relation to Prior Year (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	R$ 522,105	R$ 318,629	R$ 76,619
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	67,148	54,026	46,907
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	454,957	264,603	29,712
Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	2,912,227	2,531,508	1,906,893
Difference from change in actuarial assumptions	200,001
Defined benefit liability | Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	1,861,651	1,763,866	1,503,966
Difference from change in actuarial assumptions	105,533
Defined benefit liability | Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	1,050,576	R$ 767,642	R$ 402,927
Difference from change in actuarial assumptions	94,468
Based on prior-year actuarial assumptions | Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	(2,712,226)
Based on prior-year actuarial assumptions | Defined benefit liability | Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	(1,756,118)
Based on prior-year actuarial assumptions | Defined benefit liability | Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	R$ (956,108)